CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues		¥ 7,965,323	$ 1,249,933	¥ 4,033,418	¥ 3,024,934
Cost of materials		(3,198,552)	(501,923)	(1,995,380)	(1,623,324)
Store rental and other operating costs		(2,036,772)	(319,614)	(1,726,619)	(1,597,125)
Depreciation and amortization expenses		(465,384)	(73,029)	(483,421)	(411,883)
Delivery expenses		(819,549)	(128,605)	(414,808)	(438,914)
Sales and marketing expenses		(336,855)	(52,860)	(462,112)	(812,592)
General and administrative expenses		(1,269,988)	(199,289)	(981,645)	(1,072,339)
Store preopening and other expenses		(16,352)	(2,566)	(9,982)	(71,623)
Impairment loss of long-lived assets		(21,368)	(3,353)	(71,467)	(209,249)
Losses and expenses related to Fabricated Transactions and Restructuring		(339,557)	(53,284)	(475,252)
Total operating expenses		(8,504,377)	(1,334,523)	(6,620,686)	(6,237,049)
Operating loss		(539,054)	(84,590)	(2,587,268)	(3,212,115)
Interest income		102,248	16,045	135,713	79,407
Interest and financing expenses		(35,490)	(5,569)	(116,471)	(31,629)
Foreign exchange gain/(loss), net		120,166	18,857	(70,937)	19,842
Other expenses, net		(16,513)	(2,591)	(58,635)	(6,303)
Change in the fair value of warrant liability					(8,322)
(Provision)/reversal for SEC settlement		1,146,474	179,907	(1,177,074)
Provision for equity litigants settlement		(155,314)	(24,372)	(1,226,119)
Impairment of trust investments				(1,140,000)
(Loss)/income before income taxes		622,517	97,687	(6,240,791)	(3,159,120)
Income tax (expense)/benefits		63,861	10,021	637,801	(1,387)
Net (loss)/income		686,378	107,708	(5,602,990)	(3,160,507)
Add: Accretion to redemption value of convertible redeemable preferred shares					(552,036)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares					(2,127)
Less: Net (loss)/income attributable to non-controlling interests		108	17	(13,885)	(2,074)
Net (loss)/income attributable to the Company's ordinary shareholders		¥ 686,270	$ 107,691	¥ (5,589,105)	¥ (3,712,596)
Net (loss)/income per share:
Basic | (per share)	[1]	¥ 0.34	$ 0.05	¥ (2.76)	¥ (2.31)
Diluted | (per share)	[1]	¥ 0.32	$ 0.05	¥ (2.76)	¥ (2.31)
Weighted average shares outstanding used in calculating basic and diluted (loss)/income per share:
Basic | shares	[1]	2,025,366,744	2,025,366,744	2,021,919,061	1,609,200,055
Diluted | shares	[1]	2,135,844,257	2,135,844,257	2,021,919,061	1,609,200,055
Net (loss)/income		¥ 686,378	$ 107,708	¥ (5,602,990)	¥ (3,160,507)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil		(4,923)	(773)	286,697	79,433
Total comprehensive (loss)/income		681,455	106,935	(5,316,293)	(3,081,074)
Add: Accretion to redemption value of convertible redeemable preferred shares					(552,036)
Add: Deemed distribution to a certain holder of Series B convertible redeemable preferred shares					(2,127)
Less: total comprehensive (loss)/income attributable to non-controlling interests		108	17	(13,885)	(2,074)
Total comprehensive (loss)/income attributable to the Company's ordinary shareholders		681,347	106,918	(5,302,408)	(3,633,163)
Revenues from product sales
Net revenues:
Net revenues		6,659,218	1,044,977	3,716,791	3,009,590
Revenues from partnership stores
Net revenues:
Net revenues		¥ 1,306,105	$ 204,956	¥ 316,627	¥ 15,344

[1]	1-to-500 share split concurrent with the completion of IPO in May 2019 was accounted for on a retrospective basis for the calculation of basic and diluted loss per share as if it was completed at the inception of the Company.